ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
NOTE 14:-         ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

	Unrealized Gains (losses) on marketable securities	Unrealized Gains (losses) on cash flow hedges	Total

Beginning balance	$(40.3)	$1.1	$(39.2)
Other comprehensive income (loss) before reclassifications	27.1	(2.9)	24.2
Amounts reclassified from accumulated other comprehensive income	-	4.7	4.7
Net current period other comprehensive income	27.1	1.8	28.9
Ending balance	$(13.2)	$2.9	$(10.3)